December 12, 2014

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Resource Real Estate Diversified Income Fund (the “Fund” or
“Registrant”), File Nos. 333-183982 and 811-22749

Ladies and Gentlemen:

On behalf of Resource Real Estate Diversified Income Fund, we hereby electronically file Post-Effective Amendment No. 7 to the Fund’s Registration Statement (the “Amendment”) on Form N-2. The Amendment is filed pursuant to Rule 486(a) under the Securities Act of 1933 for the primary purpose of adding three additional share classes to the Fund (the “New Classes”). The New Classes mirror the fee and expense structure of the Fund’s Class A, C and W shares, but are created for sale on certain alternative investments platforms in lieu of the Fund’s Class A, C and W shares. The Registrant received an order granting exemptive relief under the Investment Company Act of 1940 on July 22, 2014 (Release No. 31162) to permit multiple share classes.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP